UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska 68137

(Address of principal executive offices)(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period: 6/30/11

Item 1.  Reports to Stockholders.

Chariot Absolute Return All Opportunities Portfolio

Semi-Annual Report

June 30, 2011

A series of the Northern Lights Variable Trust

Chariot Absolute Return All Opportunities Portfolio
PORTFOLIO REVIEW
June 30, 2011 (Unaudited)

The Portfolio's performance figures* for the period ended June 30, 2011, as compared to its benchmark:

	Six Months
	Ended
	June 30,	One	Performance
	2011	Year	Since Inception**
Chariot Absolute Return
All Opportunities Portfolio	-0.91%	0.61%	-0.82%
S&P 500 Total Return	6.02%	30.69%	23.65%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares as well as other charges and expenses of the insurance contract, or separate account.  Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end please call  1-402-493-4603.

** Inception date is July 17, 2009.

Holdings by Asset Class		% of Net Assets
Asset Allocation Funds		22.4%
Debt Funds		22.3%
Equity Funds		6.9%
Other / Cash & Cash Equivalents		48.4%
		100.0%

Chariot Absolute Return All Opportunities Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2011 (Unaudited)

	Shares				Value
		MUTUAL FUNDS - 51.6%
		ASSET ALLOCATION FUNDS - 22.4%
	40,063	Goldman Sachs Dynamic Allocation Fund - Class I			$ 436,686
	47,153	Merger Fund (The)			765,760
	31,060	Sierra Core Retirement Fund - Class R			722,469
					1,924,915

		DEBT FUNDS - 22.3%
	11,340	Driehaus Active Income Fund			125,873
	45,178	Hussman Strategic Total Return Fund - Retail Class			550,721
	110,893	Power Income Fund - Retail Class			1,129,999
	6,905	TCW Emerging Markets Income Fund			61,249
	3,782	Templeton Global Bond			52,605
	357	Vanguard Long-Term Bond Index Fund			4,317
					1,924,764

		EQUITY FUNDS - 6.9%
	6,523	Prudential Global Real Estate Fund			130,140
	16,381	TFS Market Neutral Fund			254,231
	308	Tocqueville Gold Fund\The			25,136
	1,965	US Global Investors Funds - Eastern European Fund			21,336
	2,029	Virtus Real Estate Securities			62,363
	5,717	Yacktman Fund/The			102,630
					595,836

		TOTAL MUTUAL FUNDS (Cost $4,404,112)			4,445,515

Chariot Absolute Return All Opportunities Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)

	Shares				Value
			Coupon	Maturity
		SHORT-TERM INVESTMENTS - 7.4%	Rate (%)	Date
	211,965	AIM STIT - Liquid Assets Portfolio +	0.02	7/1/11	$ 211,965
	211,965	AIM STIT-STIC Prime Portfolio +	0.02	7/1/11	211,965
	211,965	BlackRock Liquidity Funds TempFund Portfolio +	-	7/1/11	211,965
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $635,895)			635,895

		TOTAL INVESTMENTS - 59.0% (Cost $5,040,007)(a)			$ 5,081,410
		OTHER ASSETS IN EXCESS OF LIABILITIES - 41.0%			3,531,854
		TOTAL NET ASSETS - 100.0%			$ 8,613,264

+	Variable rate security. The rate reflected represents the rate in effect at June 30, 2011.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substaintially the same and differs from market
	value by net unrealized appreciation (depreciation) of securities as follows:
				Unrealized appreciation:	$ 50,362
				Unrealized depreciation:	(8,959)
			Net unrealized appreciation:		$ 41,403

See accompanying notes to financial statements.

Chariot Absolute Return All Opportunities Portfolio
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011 (Unaudited)

ASSETS
Investment securities:
At cost	$ 5,040,007
At value	$ 5,081,410
Segregated cash	71,062
Receivable for securities sold	3,527,904
Dividends and interest receivable	28,515
TOTAL ASSETS	8,708,891

LIABILITIES
Payable for investments purchased	26,441
Payable for Portfolio shares redeemed	24,738
Fees payable to other affiliates	14,323
Investment advisory fees payable	10,886
Distribution (12b-1) fees payable	2,903
Accrued expenses and other liabilities	16,336
TOTAL LIABILITIES	95,627
NET ASSETS	$ 8,613,264

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 8,775,766
Accumulated net investment loss	(118,185)
Accumulated net realized loss from security transactions and
foreign currency transactions	(85,720)
Net unrealized appreciation of investments	41,403
NET ASSETS	$ 8,613,264

Shares of beneficial interest outstanding	875,481

Net asset value, offering and redemption price per share	$ 9.84
[Net assets / Shares of beneficial interest outstanding]

See accompanying notes to financial statements.

Chariot Absolute Return All Opportunities Portfolio
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends	$ 74,184
Interest	196
TOTAL INVESTMENT INCOME	74,380

EXPENSES
Investment advisory fees	75,221
Custodian fees	27,396
Administrative services fees	21,324
Distribution (12b-1) fees	20,059
Transfer agent fees	12,173
Accounting services fees	12,000
Audit fees	7,687
Compliance officer fees	6,199
Trustees' fees and expenses	4,976
Printing expenses	3,240
Legal fees	2,165
Other expenses	125
TOTAL EXPENSES	192,565

NET INVESTMENT LOSS	(118,185)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	97,550
Net realized loss from foreign currency transactions	(124,463)
Distributions of realized gains from underlying investment companies	188
Net change in unrealized appreciation (depreciation) of investments and foreign
currency transactions	81,562
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS	54,837

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (63,348)

See accompanying notes to financial statements.

Chariot Absolute Return All Opportunities Portfolio
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year
	June 30,	Year Ended
	2011	December 31,
	(Unaudited)	2010
FROM OPERATIONS
Net investment income (loss)	$ (118,185)	$ 45,300
Net realized gain (loss) from security transactions	97,550	(80,808)
Net realized loss from foreign currency transactions	(124,463)	(102,189)
Distributions of realized gains from
underlying investment companies	188	39,394
Net change in unrealized appreciation (depreciation) of investments
and foreign currency transactions	81,562	147,656
Net increase (decrease) in net assets resulting from operations	(63,348)	49,353

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	-	(103)
From net investment income	-	-
From distributions to shareholders	-	(103)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	2,828,499	5,746,644
Net asset value of shares issued in
reinvestment of distributions to shareholders	-	103
Payments for shares redeemed	(5,373,448)	(11,667,104)
Net decrease in net assets from shares of beneficial interest	(2,544,949)	(5,920,357)

TOTAL DECREASE IN NET ASSETS	(2,608,297)	(5,871,107)

NET ASSETS
Beginning of Period	11,221,561	17,092,668
End of Period *	$ 8,613,264	$ 11,221,561
* Includes accumulated net investment loss of:	$ (118,185)	$ -

SHARE ACTIVITY
Shares Sold	284,067	581,777
Shares Reinvested	-	10
Shares Redeemed	(538,529)	(1,182,169)
Net decrease in shares of beneficial interest outstanding	(254,462)	(600,382)

See accompanying notes to financial statements.

Chariot Absolute Return All Opportunities Portfolio
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months
	Ended		For the Year		For the Period
	June 30,		Ended		Ended
	2011		December 31,		December 31,
	(Unaudited)		2010		2009 (1)

Net asset value, beginning of period	$ 9.93		$ 9.88		$ 10.00

Activity from investment operations:
Net investment income (loss)	(0.18)		0.04		0.00	(2)
Net realized and unrealized gain (loss) on investments	0.09		0.01		(0.12)
Total from investment operations	(0.09)		0.05		(0.12)
Less distributions from:
Net investment income	-		-		-
Net realized gains	-		(0.00)	(2)	-
Total distributions	-		(0.00)	(2)	-

Net asset value, end of period	$ 9.84		$ 9.93		$ 9.88

Total return	(0.91%)	(4)	0.51%		(1.20%)	(4)

Net assets, end of period (000s)	$ 8,613		$ 11,222		$ 17,093

Ratio of gross expenses to average net assets (5,6)	3.84%	(3)	3.22%		3.01%	(3)
Ratio of net expenses to average net assets (6)	3.84%	(3)	2.51%		2.00%	(3)
Ratio of net investment income (loss) to average net assets (6,7)	(2.35)%	(3)	34.00%		0.03%	(3)
Portfolio Turnover Rate	32%	(4)	156%		0%	(4)

(1)	Chariot Absolute Return All Opportunities Portfolio commenced operations July 17, 2009.
(2) Amount represents less than $0.01 per share.
(3) Annualized.
(4) Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.
(6)	The ratios of expenses and net investment income to average net assets do not include the expenses of other investment companies in which the Portfolio invests.
(7)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

Chariot Absolute Return All Opportunities Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2011 (Unaudited)

1.

ORGANIZATION

The Chariot Absolute Return All Opportunities Portfolio (the “Portfolio”), formerly the Chariot Absolute Return Currency Portfolio, is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, on November 4, 2005 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Portfolio is an investment vehicle for variable annuity contracts and qualified pension and retirement plans and certain unregistered separate accounts.  The investment objective of the Portfolio is to achieve consistent, positive absolute returns throughout various market cycles.   The Portfolio commenced operations on July 17, 2009.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).   In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Forward/Spot foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing sources.

In unusual circumstances, instead of valuing securities in the usual manner, the Portfolio may value securities at “fair value” as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Chariot Absolute Return All Opportunities Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

Valuation of Fund of Funds - The Portfolio may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the Board of Trustees of the underlying funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Portfolio will not change.

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is

Chariot Absolute Return All Opportunities Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2011 for the Portfolio’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Asset Allocation Funds	$ 1,924,915	$ -	$ -	$ 1,924,915
Debt Funds	1,924,764	-	-	1,924,764
Equity Funds	595,836	-	-	595,836
Short-Term Investments	635,895	-	-	635,895
Total	$ 5,081,410	$ -	$ -	$ 5,081,410

. There were no transfers in to or out of level 1 and 2 during the current period presented.

The Portfolio did not hold any Level 3 securities during the period.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of Credit Risk – The Portfolio from time to time may be in a defensive position and may not be invested in the market.  During these times the Portfolio may hold a cash position that is greater than the Federal Deposit Insurance Corporation’s insurance limits.  The current limit per depositor is $100,000; however, between October 3, 2008 and December 31, 2013, the deposit insurance limit was temporarily raised to $250,000.  Failure of the Portfolio’s custodian when the Portfolio is in a cash position could prevent the Portfolio from investing the cash balance in the markets and meeting its investment objective.

Federal Income Tax – The Portfolio intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its

Chariot Absolute Return All Opportunities Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years, or expected to be taken in the Portfolio’s 2010 tax returns. The Portfolio identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

Foreign Currency – The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward/Spot Foreign Currency Contracts – The Portfolio may enter into forward/spot foreign currency contracts as part of the investment strategy consistent with the Portfolio’s investment objective.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statement of Operations.   These instruments involve market risk and/or credit risk, in excess of the amount recognized in the Statement of Assets and Liabilities.   Risks arise from

Chariot Absolute Return All Opportunities Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

the possible inability of counterparties to meet terms of their contracts and from movement of currency and securities values and interest rates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.  However, based on experience, the Portfolio expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the six months ended June 30, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $2,647,475 and $4,387,838, respectively.

4.   INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Portfolio are overseen by the Board, which is responsible for the overall management of the Portfolio. Chariot Advisors, LLC serves as the Portfolio’s Investment Advisor (the “Advisor”). The Portfolio has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Portfolio are also officers of GFS, and are not paid any fees directly by the Portfolio for serving in such capacities.

Pursuant to an Advisory Agreement with the Portfolio, the Advisor, under the oversight of the Board, directs the daily operations of the Portfolio and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Portfolio pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.50% of the Portfolio’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor had agreed, until April 30, 2010, to waive a portion of its advisory fee and had agreed to reimburse the Portfolio for other expenses to the extent necessary so that the total expenses incurred by the Portfolio (excluding front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in underlying funds or extraordinary expenses such as litigation, not incurred in the ordinary course of the Portfolio’s business) did not exceed 2.00% per annum of the Portfolio’s average daily net assets.

Chariot Absolute Return All Opportunities Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

If the Advisor waived any fee or reimbursed any expense pursuant to the Waiver Agreement, and the Portfolio's Operating Expenses are subsequently less than 2.00% of average daily net assets, the Advisor shall be entitled to reimbursement by the Portfolio for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Portfolio's expenses to exceed 2.00% of average daily net assets. If Portfolio Operating Expenses subsequently exceed 2.00% per annum of the Portfolio's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement) and further provided that such recoupment can be achieved within the foregoing expense limits. As of December 31, 2010, the Advisor had $136,111 of waived fees that may be recovered as follows: $82,274 to expire on December 31, 2012 and $53,837 to expire on December 31, 2013.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated at an annual rate of up to 0.40% of its average daily net assets and is paid according to the Board’s instructions.   The Board has authorized the Portfolio to pay 12b-1 fees to Northern Lights Distributors, LLC (the “Distributor”) for sales and promotion activities and services under the plan, and to provide compensation for ongoing shareholder servicing and distribution-related activities.

The Distributor acts as the Portfolio’s principal underwriter in a continuous public offering of the Portfolio’s shares.

The Portfolio pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $2,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings. The Portfolio pays the chairperson of the audit committee its pro rata share of an additional $500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, and transfer agency services to the Portfolio as follows:

Administration.  The Portfolio pays GFS an asset-based fee in decreasing amounts as Portfolio assets reach certain breakpoints. The Portfolio is subject to a minimum annual fee. The Portfolio also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

Chariot Absolute Return All Opportunities Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Portfolio for the previous month. The Portfolio pays GFS a base annual fee plus a basis point fee in decreasing amounts as Portfolio assets reach certain breakpoints, as follows:

The greater of:

A minimum annual fee of $24,000 per annum plus

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Portfolio pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.  The annual minimum is $15,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

In addition, certain affiliates of GFS provide ancillary services to the Portfolio as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Portfolio an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended June 30, 2011, the Portfolio incurred expenses of $6,199 for compliance services pursuant to the Trust’s Agreement with NLCS.    Such fees are included in the line item marked “Compliance Officer Fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the six months ended June 30, 2011, GemCom collected amounts totaling $2,486 for EDGAR and printing services performed.   A portion of the amount paid by the Portfolio during the six months ended June 30, 2010 was accrued for in a prior year.   Such fees are included in the line item marked “Printing Expenses” on the Statement of Operations in this shareholder report.

Chariot Absolute Return All Opportunities Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

5.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a) 9 of the Act.  As of June 30, 2011, Midland National Life Insurance held more than 99% of the voting securities of the Portfolio and may be deemed to control the Portfolio.  The Trust has no knowledge as to whether all or any portion of the shares owned of record by Midland National Life Insurance Company are also owned beneficially.

6.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid to shareholders for the below periods were as follows:

As of December 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized depreciation is primarily attributable to the mark-to-market on open foreign currency transactions.

Foreign currency and capital losses incurred after October 31 within the Portfolio’s fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Portfolio incurred and elected to defer $17,656 and $19,039, respectively of such foreign currency and capital losses.

At December 31, 2010, the Portfolio had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Chariot Absolute Return All Opportunities Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

Permanent book and tax differences primarily attributable to realized foreign currency losses resulted in reclassification for the period ended December 31, 2010 as follows: a decrease in paid-in capital of $44,673; a decrease in undistributed net investment income of $45,300; and a decrease in accumulated net realized loss from security transactions and foreign currency transactions of $89,973.

7.

NEW ACCOUNTING PRONOUNCEMENT

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

8.

SUBSEQUENT EVENTS

The Portfolio is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Portfolio is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Effective June 30, 2011, the Fund ceased offering new shares for purchase.   The Fund will be liquidated at the close of business on August 31, 2011.

Chariot Absolute Return All Opportunities Portfolio

EXPENSE EXAMPLE

June 30, 2011 (Unaudited)

As a shareholder of the Chariot Absolute Return All Opportunities Portfolio, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses as well as other charges and expenses of the insurance contract, or separate account.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Chariot Absolute Return All Opportunities Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period from January 1, 2011 through June 30, 2011.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Chariot Absolute Return All Opportunities Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees charged by your insurance contract or separate account.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 – 6/30/11
Actual	$1,000.00	$990.90	$18.96
Hypothetical (5% return before expenses)	$1,000.00	$1,005.75	$19.10

*Expenses are equal to the Portfolio’s annualized expense ratio of 3.84%, multiplied by the average account value over the period, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Chariot Absolute Return All Opportunities Portfolio

SUPPLEMENTAL INFORMATION

June 30, 2011 (Unaudited)

Renewal of Advisory Agreement – Chariot Absolute Return All Opportunities Portfolio

In connection with a meeting held on May 18, 2011, the Board of Trustees (the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Agreement”) between Chariot Advisors, LLC (“Chariot” or the “Adviser”) and the Trust, on behalf of the Chariot Absolute Return All Opportunities Portfolio (the “Portfolio”).  In considering the Agreement, the Adviser had provided the Board with written materials regarding: (a) investment management personnel; (b) operations and financial condition; (c)  the level of the advisory fees charged compared with the fees charged to comparable mutual funds; (d) the Portfolio’s overall fees and operating expenses compared with similar mutual funds; (e) the level of profitability from its fund-related operations; (f) compliance systems; (g) policies and procedures for personal securities transactions; and (h) the Portfolio’s performance compared with key indices.

In its consideration of the renewal of the Agreement for the Portfolio, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with renewal of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of Chariot’s research capabilities, the quality of its compliance infrastructure and the experience of its portfolio management personnel.  The Board then reviewed Chariot’s financial statements and concluded that Chariot is sufficiently well capitalized to meet its obligations to the Portfolio. The Trustees concluded that Chariot had provided a level of service consistent with the Board’s expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of Chariot’s past performance as investment adviser to the Portfolio, as well as other factors relating to its track record.  The Board concluded that Chariot’s performance was acceptable.

Fees and Expenses.  The Board noted that Chariot charges a 1.50% annual advisory fee based on the average net assets of the Portfolio.  The Trustees then discussed the comparison of management fees and total operating expense data and reviewed the Portfolio’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees then discussed the management strategy of the Portfolio and the overall duties of the Adviser. The Trustees requested the implementation of a 2.00% expense limitation agreement effective June 30, 2011 and the Adviser agreed.  The Trustees concluded that the Portfolio’s advisory fee was acceptable in light of the quality of the services the Portfolio received from Chariot, and the level of fees paid by a peer group of other similarly managed mutual funds of comparable size.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Portfolio and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Portfolio, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by Chariot in connection with the operation of the Portfolio and whether the amount of profit is a fair entrepreneurial profit for the management of the Portfolio. It also considered the profits realized by the Adviser from other activities related to the Portfolio. The Trustees concluded that Chariot’s level of profitability from its relationship to the Portfolio is not excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Agreement is in the best interests of the Trust and the Portfolio’s shareholders, and unanimously renewed the Agreement.

Chariot Absolute Return All Opportunities Portfolio

SUPPLEMENTAL INFORMATION (Continued)

June 30, 2011 (Unaudited)

Approval of Advisory Agreement – Chariot Absolute Return Currency Portfolio

In connection with a regular Board meeting held on May 29, 2009 (the “Meeting”), the Board, including the Independent Trustees, discussed the approval of an Investment Advisory Agreement (the “Agreement”) between Chariot Advisors, LLC (“CA” or the “Adviser”) and the Trust, on behalf of Chariot Absolute Return Currency Portfolio (the “Portfolio”). In considering the Agreement, the Board interviewed the Adviser and received materials specifically relating to the Agreement.  In their consideration of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Portfolio’s investment strategies.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because the Portfolio had not yet commenced operations, the Trustees could not consider the investment performance of the Portfolio; however, the Board, including the Independent Trustees, considered the nature and extent of CA’s reliance on investment models, as well as other factors relating to the Adviser’s track record. The Board concluded that the Adviser has potential to deliver favorable performance.

Fees and Expenses. The Board noted that the Adviser would charge a 1.50% annual advisory fee based on the average net assets of the Portfolio.  In response to a Trustee’s question regarding the proposed increase to the Portfolio’s advisory fee from 1.00% to 1.50%, the Adviser representative explained that he had underestimated the amount of work involved in connection with the Portfolio’s investment strategy, which is very time consuming. The Trustees reviewed information regarding fees and expenses of comparable funds and concluded that the Portfolio’s advisory fee and expense ratio were acceptable in light of the quality of the services the Portfolio expected to receive from the Adviser, and the level of fees paid by funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Portfolio, whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Portfolio for the initial two years of the Agreement, economies of scale was not a relevant consideration.

Profitability. The Board, including the Independent Trustees, considered the profits to be realized by the Adviser in connection with the operation of the Portfolio and whether the amount of profit is a fair entrepreneurial profit for the management of the Portfolio. It also considered the profits to be realized by the Adviser from other activities related to the Portfolio. The Trustees concluded that because of the Portfolio’s expense limitation agreement and the Portfolio’s expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Portfolio would not be excessive.

Conclusion. Having requested and received such information from CA as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable, and unanimously approved the proposed Advisory Agreement.

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

Page 2

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Variable Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolio uses to determine how to vote proxies is available without charge, upon request, by calling 402-493-4603 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 402-493-4603.

INVESTMENT ADVISOR

Chariot Advisors, LLC

1405 Hillsborough Street

Raleigh, NC 27605

(919) 380-9555

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, NY 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.    Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.   Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.   Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.   None.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of June 30, 2011, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date

9/8/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew B. Rogers, President

Date

9/8/11

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer

Date

9/8/11